RELATED PARTY TRANSACTIONS (Schedule of Related Party Transactions) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Office Building Lease	$ 159	$ 154	$ 169
Vincent Tianquan Mo [Member]
Related Party Transaction [Line Items]
Office Building Lease	159	154	169
Beihai Silver Beach [Member] | Management Services [Member]
Related Party Transaction [Line Items]
Service fee incurred	501	421	470
Beihai Silver Beach [Member] | Hotel Operating Costs [Member]
Related Party Transaction [Line Items]
Service fee incurred	0	113	0
Upsky San Francisco [Member] | Hotel Operating Costs [Member]
Related Party Transaction [Line Items]
Service fee incurred	0	17	20
Upsky Lighthouse [Member] | Hotel Operating Costs [Member]
Related Party Transaction [Line Items]
Service fee incurred	0	0	1
Upsky Long Island [Member] | Hotel Operating Costs [Member]
Related Party Transaction [Line Items]
Service fee incurred	0	81	116
New York Military Academy [Member] | Training Fee [Member]
Related Party Transaction [Line Items]
Service fee incurred	$ 0	$ 111	$ 0